NOTE 11 - SUBSEQUENT EVENTS	3 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
NOTE 11 - SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

During the period from October 1, 2012 through October 31, 2012, the Company issued 30,000 shares of common stock to consultants as compensation valued at $146,700 under the 2010 Stock Bonus Plan.